Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	909,002	939	909,002	939
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	736,576	460,304	736,576	459,028
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	149,664	90,020	239,684	88,237